Document and Entity Information	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment flag	true
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC.
Entity Incorporation State	DE
Entity File Number	0-26486
Entity Tax Identification Number	63-0885779
Entity Address Address Line 1	100 North Gay Street
Entity Address, Address Line Two	P.O. Drawer 3110
Entity Address, Address Line Three	,
Entity Address City	Auburn
Entity Address State	AL
Entity Address Postal Zip	36831-3110
City Area Code	334
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity Emerging Growth	false
Amendment description	Other Events
Entity central index key	0000750574